Bank borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Bank borrowings, current portion	$ 6,906,000	$ 7,024,000
Bank borrowings, non-current portion	15,539,000	24,750,000
Total	22,445,000	31,774,000
Net interest expense capitalized		$ 1,593,000	$ 1,000,000
Interest expense, expensed	$ 1,360,000
Minimum | Loan Prime Rate
Debt Instrument [Line Items]
Spread on variable basis rate	15.00%
Median | Loan Prime Rate
Debt Instrument [Line Items]
Spread on variable basis rate	30.00%
Maximum | Loan Prime Rate
Debt Instrument [Line Items]
Spread on variable basis rate	98.50%